Fair Value (Total Amount Of Gains And Losses From Changes In Fair Value Included In Earnings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value [Abstract]
Interest income	$ 2,153	$ 669
Interest expense
Change in fair value	1,341	373
Total change in fair value	$ 3,494	$ 1,042